The tables below show the credit loss allowance by stages as of December 31, 2021, and 2020. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,392,350	$ 200,904
Percentage of credit exposure	100.00%	100.00%
Loss Allowance	$ 197,536	$ 26,210
Percentage of loss allowance	100.00%	100.00%
Coverage Ratio	14.20%	13.00%
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,129,522	$ 168,744
Percentage of credit exposure	81.10%	84.00%
Loss Allowance	$ 68,926	$ 10,532
Percentage of loss allowance	34.90%	40.20%
Coverage Ratio	6.10%	6.20%
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 200,040	$ 22,634
Percentage of credit exposure	14.40%	11.30%
Loss Allowance	$ 72,935	$ 7,136
Percentage of loss allowance	36.90%	27.20%
Coverage Ratio	36.50%	31.50%
Absolute Trigger Days Late [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 39,510	$ 3,819
Percentage of credit exposure	19.80%	16.90%
Loss Allowance	$ 31,615	$ 2,873
Percentage of loss allowance	43.30%	40.30%
Coverage Ratio	80.00%	75.20%
Absolute Trigger Days Late Member Relativet Trigger P D Deterioration [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 160,530
Percentage of credit exposure	80.20%
Loss Allowance	$ 41,320
Percentage of loss allowance	56.70%
Coverage Ratio	25.70%
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 62,788	$ 9,526
Percentage of credit exposure	4.50%	4.70%
Loss Allowance	$ 55,675	$ 8,542
Percentage of loss allowance	28.20%	32.60%
Coverage Ratio	88.70%	89.70%
Total [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,392,350
Percentage of credit exposure	100.00%
Loss Allowance	$ 197,536
Percentage of loss allowance	100.00%
Coverage Ratio	14.20%
Relative Trigger P D Deterioration [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures		$ 18,815
Percentage of credit exposure		83.10%
Loss Allowance		$ 4,263
Percentage of loss allowance		59.70%
Coverage Ratio		22.70%
Total Two [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures		$ 200,904
Percentage of credit exposure		100.00%
Loss Allowance		$ 26,210
Percentage of loss allowance		100.00%
Coverage Ratio		13.00%